Summary of Significant Accounting Policies (Details 2) - Derivative Financial Instruments, Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value at beginning balance		$ 320
Estimated fair value of available for sale financial asset acquired
Foreign exchange fluctuations
Change in estimated fair value		(320)
Estimated fair value at ending balance
Estimated fair value at beginning balance	59	998
Change in estimated fair value	(59)	(394)
Reclassification of private placement warrants		(545)
Estimated fair value at ending balance		$ 59